Annual Total Returns - Fidelity Municipal Bond Index Fund [BarChart] - 06.30 Fidelity Municipal Bond Index Fund PRO-04 - Fidelity Municipal Bond Index Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Municipal Bond Index Fund
Bar Chart Table:
Annual Return 2020	3.10%